Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net profit (loss) for the period	$ 1,089	$ (8,389)
Adjustments for:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	68	26
Change in fair value of derivative financial instruments	3,300	(24)
Impairment of goodwill and intangible assets		8,806
Depreciation and amortization	474	617
Interest income related to short-term bank deposits	(267)
Interest portion of lease payments	68	7
Interest and other finance expense )income( related to long-term loan	161	(250)
Interest expense related to short-term bank loans		83
Share-based payments	956	599
Total adjustments	4,760	9,864
Changes in asset and liability items:
Trade receivables	(477)	(489)
Other receivables	(127)	268
Trade payables	201	(1,226)
Other payables	653	(50)
Deferred taxes	(117)	(238)
Contract liabilities	302	119
Changes in operating asset and liability, total	435	(1,616)
Net cash provided by (used in) operating activities	6,284	(141)
Cash flows from investing activities
Withdrawn of short-term restricted deposits		60
Withdrawn of long-term deposits	2
Interest related to short-term bank deposits	267
Investment in long-term deposits		(48)
Investment in long-term restricted deposits		(21)
Repayment of long-term restricted deposits		33
Purchase of property and equipment	(60)	(24)
Net cash provided by investing activities	209
Cash flows from financing activities
Long-term loans received		888
Long-term loans interest payments	(110)	(230)
Long-term loans principal payments	(89)	(329)
Short-term bank loans received		4,800
Repayment of short-term bank loans		(4,800)
Short-term bank loans interest payments		(88)
Principal portion of lease payments	(133)	(107)
Interest portion of lease payments	(68)	(7)
Proceeds from exercise of options and warrants	4,763	20
Proceeds from at-the-market offering		688
Issuance costs in connection with offerings	(34)	(151)
Net cash provided by financing activities	4,329	684
Changes in cash and cash equivalents	10,822	543
Cash and cash equivalents at beginning of the period	10,872	3,290
Effect of exchange rate changes on cash and cash equivalents	(68)	(20)
Cash and cash equivalents at end of the period	21,626	3,813
Supplemental disclosure of non-cash investing and financing activities:
Receivables due to exercise of options	435
Addition of right-of-use assets		$ 541